Loans and Allowance for Loan Losses and Credit Quality (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans in Nonaccrual Status
Loans in Nonaccrual Status	$ 2,843	$ 4,708
Commercial [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	110	78
Commercial Real Estate [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	1,198	288
Consumer [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	83	46
Residential [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	$ 1,452	$ 4,296